Expense Example	Feb. 26, 2026 USD ($)
InfraCap MLP ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 175
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	2,030
InfraCap REIT Preferred ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Virtus InfraCap U.S. Preferred Stock ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	214
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	1,134
Expense Example, with Redemption, 10 Years	2,441
Virtus Biotech Clinical Trials ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Virtus Biotech ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Virtus Newfleet Multi-Sector Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	729
Virtus Private Credit Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,030
Expense Example, with Redemption, 3 Years	2,921
Expense Example, with Redemption, 5 Years	4,606
Expense Example, with Redemption, 10 Years	8,059
Virtus Real Asset Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Virtus WMC International Dividend ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616